NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED APRIL 17, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2012

The sixth item listed in the non-fundamental restrictions in the section “Investment Restrictions” is deleted in its entirety and replaced with the following:

6. Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TMOSAI-0412P